EMPLOYEE BENEFITS - Schedule of Fair Value of Shares Granted (Details) - 2014 Plan	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2022 year $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock price (in usd per share)		$ 206.23
Expected life | year		7
Volatility		42.78%
Risk-free interest rate		2.63%
Non US Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock price (in usd per share)		$ 133.3
Expected life | year		8
Incremental fair value (in usd per share)	$ 19.63
US Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock price (in usd per share)		$ 128.8
Expected life | year		7
Incremental fair value (in usd per share)	$ 14.61